Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Line Items]
Depreciation expense	$ 429,417	$ 436,686	$ 807,879
Impairment losses
Purchased new property and equipment	292,327		887,838
Cost		349,123	463,207
Accumulated depreciation		288,081	384,927
Equipment and machinery		61,042
Disposal of property and equipment		$ (61,059)
Property, Plant and Equipment, Other Types [Member]
Property and Equipment, Net [Line Items]
Purchased new property and equipment			$ 78,280